Loss Per Share (Details) - Schedule of weighted average shares outstanding and the basic and diluted loss per common share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted average shares outstanding and the basic and diluted loss per common share [Abstract]
Net loss per common share attributable to 1847 Holdings common shareholders’	$ (1,008,245)	$ (2,446,236)	$ (5,815,824)	$ (18,928,384)
Weighted average common shares outstanding	4,915,655	4,466,171	4,749,971	3,692,429
Basic and diluted loss per share	$ (0.21)	$ (0.55)	$ (0.7)	$ (2.6)